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AllianceBernstein
   Investments
                                        THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS
                              -AllianceBernstein U.S. Large Cap Growth Portfolio
                               -AllianceBernstein International Growth Portfolio
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Supplement dated February 16, 2012 to the Prospectus dated December 31, 2011 of the AllianceBernstein Pooling Portfolios offering shares of AllianceBernstein U.S. Large Cap Growth Portfolio and AllianceBernstein International Growth Portfolio (the "Prospectus").

Both of the Portfolios listed above are hereinafter referred to as a "Portfolio" or collectively, the "Portfolios".

                           *     *     *     *     *

The following charts for each Portfolio replace the chart under the heading "Portfolio Managers" in the summary section of the Prospectus for each Portfolio and reflect those persons responsible for day-to-day management of the Portfolio's portfolio.

AllianceBernstein U.S. Large Cap Growth Portfolio
-------------------------------------------------
Employee                     Length of Service                    Title
------------------------------------------------------------------------------------------------------
Frank V. Caruso              Since 2012                           Senior Vice President of the Adviser
Vincent C. DuPont            Since 2012                           Senior Vice President of the Adviser
John H. Fogarty              Since 2012                           Senior Vice President of the Adviser


AllianceBernstein International Growth Portfolio
------------------------------------------------
Employee                     Length of Service                    Title
------------------------------------------------------------------------------------------------------
Sergey Davalchenko           Since 2011                           Vice President of the Adviser
Jean-Francois Van de Walle   Since 2012                           Senior Vice President of the Adviser
Laurent Saltiel              Since 2010                           Senior Vice President of the Adviser

                           *     *     *     *     *

The following supplements certain information under the heading "Management of the Portfolios - Portfolio Managers" in the Prospectus with respect to the Portfolios.

AllianceBernstein U.S. Large Cap Growth Portfolio
-------------------------------------------------
Portfolio and                                                              Principal Occupation(s) During
Responsible Team             Employee; Year; Title                             the Past Five (5) Years
----------------------------------------------------------------------------------------------------------------------
AllianceBernstein U.S.       Frank V. Caruso; since 2012;         Senior Vice President of the Adviser, with which he
Large Cap Growth             Senior Vice President of the         has been associated in a substantially similar
Portfolio                    Adviser                              capacity as a portfolio manager since prior to 2007.

U.S. Large Cap Growth        Vincent C. DuPont; since 2012;       Senior Vice President of the Adviser, with which he
Team                         Senior Vice President of the         has been associated in a substantially similar
                             Adviser                              capacity as a portfolio manager since prior to 2007.

                             John H. Fogarty; since 2012;         Senior Vice President of the Adviser, with which he
                             Senior Vice President of the         has been associated in a substantially similar
                             Adviser                              capacity as a portfolio manager since prior to 2007.

AllianceBernstein International Growth Portfolio
------------------------------------------------
Portfolio and                                                            Principal Occupation(s) During
Responsible Team          Employee; Year; Title                              the Past Five (5) Years
------------------------------------------------------------------------------------------------------------------
AllianceBernstein         Sergey Davalchenko; since 2011;     Vice President of the Adviser, with which he has been
International Growth      Vice President of the Adviser       associated since January 2011.  Prior thereto, he was
Portfolio                                                     a senior international analyst at Global Currents
                                                              Investment Management, a subsidiary of Legg Mason,
                                                              from April 2008 to January 2011.  Previously, he
                                                              worked as a portfolio manager at Fenician Capital
                                                              Management, where he was a partner, from March 2006
                                                              to June 2007.

International Growth      Jean-Francois Van de Walle, since   Senior Vice President of the Adviser, with which he
Team                      2012; Senior Vice President of      has been associated in a similar capacity as a
                          the Adviser                         portfolio manager since prior to 2007.

                          Laurent Saltiel; since 2010;        Senior Vice President of the Adviser, with which he
                          Senior Vice President of the        has been associated since June 2010.  Prior thereto,
                          Adviser                             he was associated with Janus Capital in a portfolio
                                                              management capacity since prior to 2007.



                           *     *     *     *     *

This Supplement should be read in conjunction with the Prospectus for the Portfolios.

You should retain this Supplement with your Prospectus for future reference.

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